Accounts receivable, net	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Credit Loss [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of March 31,
	2022	2021

Accounts receivable	$194,138	$264,749
Less: Allowance for doubtful accounts	—	—
Total accounts receivable, net	$194,138	$264,749

Note 3 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	Years ended March 31,
	2021	2020

Accounts receivable	$264,749	$329,891
Less: Allowance for doubtful accounts	—	—
Total accounts receivable, net	$264,749	$329,891